Stock Transactions Stock Transactions (Detail) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 11, 2005	Dec. 31, 2012	Sep. 28, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Transactions [Line Items]
Initial public stock offering, date	October 11, 2005			October 11, 2005
Company contributed cash for common stock issued	$ 5,200,000
Stock issue expense, pre tax	20,700,000
Proceeds from issuance initial public offering	509,700,000
Stock subscription proceeds	557,900,000
Percentage of shares to be repurchased				10.00%
Number of shares authorized to be repurchased				3,876,523
Number of remaining shares authorized to be repurchased				2,105,036
Purchase of treasury stock, shares				83,224	60,652	2,413,455
Stock repurchased during period, value				1,531,000	902,000	32,489,000
Stock repurchase cost, per share				$ 18.39	$ 14.88
Dividends declared per share (usd per share)			$ 0.05	$ 0.20	$ 0.05
Dividends paid per share (usd per share)		$ 0.05
Investors Bancorp, MHC
Stock Transactions [Line Items]
Initial public stock offering	64,844,373
Public shares outstanding	54.94%
Investors Bank Charitable Foundation
Stock Transactions [Line Items]
Initial public stock offering	1,548,813
Public shares outstanding	1.32%
Investors Bank
Stock Transactions [Line Items]
Proceeds from issuance initial public offering	$ 255,000,000
2006 Equity Incentive Plan | Restricted Stock
Stock Transactions [Line Items]
Shares allocated to fund the restricted stock		3,412,701		3,415,701	3,412,701
Common Stock
Stock Transactions [Line Items]
Initial public stock offering	51,627,094
Public shares outstanding	43.74%
Investors bank employee stock ownership plan	4,254,072